Non-current receivables (Tables)	6 Months Ended
Jun. 30, 2019
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Non-Current Receivables

(in thousands of USD)	June 30, 2019	December 31, 2018

Shareholders loans to joint ventures	26,215	28,665
Derivatives	539	7,930
Other non-current receivables	2,068	2,062
Lease receivables	9,452	—
Investment	1	1
Total non-current receivables	38,275	38,658